Long-Term Debt and Other Financial Liabilities, August 2021 Alpha Bank Loan Facility (Details) $ in Thousands		12 Months Ended
	Apr. 28, 2023 USD ($)	Dec. 31, 2024 USD ($) Tranche Installment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Aug. 09, 2021 USD ($)
Senior Long-Term Debt [Abstract]
Prepayment of principal amount		$ 73,038	$ 88,742	$ 89,698
Balance outstanding		$ 261,451	$ 213,711
August 2021 Alpha Bank Loan Facility [Member]
Senior Long-Term Debt [Abstract]
Face amount					$ 44,120
Number of tranches | Tranche		2
Average quarterly minimum free liquidity required to be maintained		$ 500
Minimum liquidity required to be maintained at all times		500
Balance outstanding		$ 16,178
August 2021 Alpha Bank Loan Facility [Member] | Minimum [Member]
Senior Long-Term Debt [Abstract]
Market value of vessels plus additional security as percentage of aggregate outstanding loan		1.25
Tranche A [Member]
Senior Long-Term Debt [Abstract]
Prepayment of principal amount	$ 8,506
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		ship:TermSecuredOvernightFinancingRateSofrMember
Margin on variable rate		3.55%
Tranche A [Member] | Seven Installments [Member]
Senior Long-Term Debt [Abstract]
Number of payment installments | Installment		7
Frequency of periodic payment		quarterly
Installment payment		$ 601
Balloon payment		$ 10,284
Tranche B [Member]
Senior Long-Term Debt [Abstract]
Prepayment of principal amount	$ 3,470
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		ship:TermSecuredOvernightFinancingRateSofrMember
Margin on variable rate		3.30%
Tranche B [Member] | Last Eight Installments [Member]
Senior Long-Term Debt [Abstract]
Number of payment installments | Installment		8
Frequency of periodic payment		quarterly
Installment payment		$ 258
Balloon payment		$ 3,918